Vessels, Net - Schedule of Vessels, Net (Details) - USD ($)		6 Months Ended		12 Months Ended
		Dec. 31, 2025		Jun. 30, 2025		Jun. 30, 2024
Total Vessels
Cost, Balance at beginning		$ 70,448,896		$ 70,250,772		$ 68,191,736
Accumulated Depreciation, Balance at beginning		(20,726,468)		(17,027,154)		(13,377,069)
Net Book Value, Balance at beginning		49,722,428		53,223,618		54,814,667
Cost, Additions				198,124		2,059,036
Accumulated Depreciation, Additions		(1,844,122)		(3,699,314)		(3,650,085)
Net Book Value, Additions		(1,844,122)		(3,501,190)		(1,591,049)
Cost, Other movement		(6,399)
Accumulated Depreciation, Other movement
Net Book Value, Other movement		(6,399)
Cost, Balance at Ending		70,442,497		70,448,896		70,250,772
Accumulated Depreciation, Balance at Ending		(22,570,590)		(20,726,468)		(17,027,154)
Net Book Value, Balance at Ending		47,871,907		49,722,428		53,223,618
Owned Vessel*
Owned Vessel Cost, Balance at beginning		14,094,790	[1]	14,094,790	[2]	14,094,790	[2]
Owned Vessel Accumulated Depreciation, Balance at beginning		(2,491,323)	[1]	(1,624,776)	[2]	(758,229)	[2]
Owned Vessel Net Book Value, Balance at beginning		11,603,467	[1]	12,470,014	[2]	13,336,561	[2]
Owned Vessel Cost, Additions					[2]		[2]
Owned Vessel Accumulated Depreciation, Additions		(433,273)	[1]	(866,547)	[2]	(866,547)	[2]
Owned Vessel Net Book Value, Additions		(433,273)	[1]	(866,547)	[2]	(866,547)	[2]
Owned Vessel Cost, Balance at Ending		14,094,790	[1]	14,094,790	[1]	14,094,790	[2]
Owned Vessel Accumulated Depreciation, Balance at Ending		(2,924,596)	[1]	(2,491,323)	[1]	(1,624,776)	[2]
Owned Vessel Net Book Value, Balance at Ending		11,170,194	[1]	11,603,467	[1]	12,470,014	[2]
Right-of-use assets under finance lease**
Right-of-use assets under finance lease Cost, Balance at beginning	[3]	56,354,106	[4]	56,155,982		54,096,946
Right-of-use assets under finance lease Accumulated Depreciation, Balance at beginning	[3]	(18,235,145)	[4]	(15,402,378)		(12,618,840)
Right-of-use assets under finance lease Net Book Value, Balance at beginning	[3]	38,118,961	[4]	40,753,604		41,478,106
Right-of-use assets under finance lease Cost, Additions				198,124	[3]	2,059,036	[3]
Right-of-use assets under finance lease Accumulated Depreciation, Additions		(1,410,849)	[4]	(2,832,767)	[3]	(2,783,538)	[3]
Right-of-use assets under finance lease Net Book Value, Additions		(1,410,849)	[4]	(2,634,643)	[3]	(724,502)	[3]
Right-of-use assets under finance lease Cost, Other movement	[4]	(6,399)
Right-of-use assets under finance lease Accumulated Depreciation, Other movement
Right-of-use assets under finance lease Net Book Value, Other movement	[4]	(6,399)
Right-of-use assets under finance lease Cost, Balance at Ending		56,347,707	[4]	56,354,106	[3],[4]	56,155,982	[3]
Right-of-use assets under finance lease Accumulated Depreciation, Balance at Ending		(19,645,994)	[4]	(18,235,145)	[3],[4]	(15,402,378)	[3]
Right-of-use assets under finance lease Net Book Value, Balance at Ending		$ 36,701,713	[4]	$ 38,118,961	[3],[4]	$ 40,753,604	[3]

[1]	Owned Vessel: On August 14, 2022, the Group took delivery of the Top Brilliance, a 2008-built vessel of 56,823 dwt (Deadweight Tonnage), from an unrelated third party, for an acquisition cost of $14,094,790. Depreciation expense amounted to $433,273 and $433,273 for the six months ended December 31, 2025 and 2024.
[2]	Owned Vessel: On August 14, 2022, the Group took delivery of the Top Brilliance, a 2008-built vessel of 56,823 dwt (Deadweight Tonnage), from an unrelated third party, for an acquisition cost of $14,094,790. Depreciation expense amounted to $866,547, $866,547 and $758,229 for the years ended June 30, 2025, 2024 and 2023, respectively.
[3]	Right-of-use assets under finance lease: In September, 2018, the Group took delivery of Top Diligence, a 2018-built Dry Cargo vessel of 48,500 dwt, for a 10-year bareboat charter-in agreement. The bareboat charter-in provides for purchase obligation with a bargain purchase price at the end of 10-year charter period. The Group accounted for the vessel as finance lease and recorded right-of-use assets of $26,821,639 and financing lease liabilities of $17,710,000 on the lease beginning date. (see Note 8) In January, 2019, the Group took delivery of Top Elegance, a 2019-built Dry Cargo vessel of 48,500 dwt, for a 10-year bareboat charter-in agreement. The bareboat charter-in provides for purchase obligation with a bargain purchase price at the end of 10-year charter period. The Group accounted for the vessel as finance lease and recorded right-of-use assets of $27,275,307 and financing lease liabilities of $17,710,000 on the lease beginning date. (see Note 8) During the year ended June 30, 2024, the Group completed the installation of desulfurizing towers on Top Diligence and Top Elegance. The original value of $2,059,036 is depreciated during the useful life. Depreciation expense for the vessels under finance lease was $2,832,767, $2,783,538 and $2,704,847 for the years ended June 30, 2025, 2024 and 2023, respectively.
[4]	Right-of-use assets under finance lease: In September, 2018, the Group took delivery of Top Diligence, a 2018-built Dry Cargo vessel of 48,500 dwt, for a 10-year bareboat charter-in agreement. The bareboat charter-in provides for purchase obligation with a bargain purchase price at the end of 10-year charter period. The Group accounted for the vessel as finance lease and recorded right-of-use assets of $26,821,639 and financing lease liabilities of $17,710,000 on the lease beginning date. (see Note 8) In January, 2019, the Group took delivery of Top Elegance, a 2019-built Dry Cargo vessel of 48,500 dwt, for a 10-year bareboat charter-in agreement. The bareboat charter-in provides for purchase obligation with a bargain purchase price at the end of 10-year charter period. The Group accounted for the vessel as finance lease and recorded right-of-use assets of $27,275,307 and financing lease liabilities of $17,710,000 on the lease beginning date. (see Note 8) As of June 30, 2024, the Group completed the installation of desulfurizing towers on Top Diligence and Top Elegance. The original value of $2,059,036 is depreciated during the useful life. Depreciation expense for the vessels under finance lease was $1,410,849 and $1,419,778 for six months ended December 31, 2025 and 2024, respectively